SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - shares	3 Months Ended		12 Months Ended
	May. 31, 2015	May. 31, 2014	Feb. 28, 2015	Feb. 28, 2014
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	23,026,858	7,646,209	14,678,344	7,812,822
Stock Options [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	4,102,000	268,000	2,810,000	2,680,000
Warrants [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	11,841,971	3,196,335	8,707,724	3,146,355
Convertible notes [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount		1,769,854		1,986,467
Preferred Stock [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	7,082,887		3,160,620